Exhibit 99.1

World Omni Auto Receivables Trust 2023-A

Monthly Servicer Certificate

November 30, 2024

Dates Covered
Collections Period	11/01/24-11/30/24
Interest Accrual Period	11/15/24-12/15/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/24	442,717,733.49	22,697
Yield Supplement Overcollateralization Amount 10/31/24	34,965,204.27	0
Receivables Balance 10/31/24	477,682,937.76	22,697
Principal Payments	19,352,981.29	880
Defaulted Receivables	652,317.30	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/24	32,886,046.69	0
Pool Balance at 11/30/24	424,791,592.48	21,782

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.98%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	8,269,256.72	325
Past Due 61-90 days	2,214,721.04	87
Past Due 91-120 days	606,439.80	26
Past Due 121+ days	0.00	0
Total	11,090,417.56	438

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.62%
Delinquency Trigger Occurred	NO

Recoveries	200,353.80
Aggregate Net Losses/(Gains) - November 2024	451,963.50
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.14%
Prior Net Losses/(Gains) Ratio	1.53%
Second Prior Net Losses/(Gains) Ratio	0.65%
Third Prior Net Losses/(Gains) Ratio	0.46%
Four Month Average	0.95%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.52%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.79%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	43.96

Flow of Funds	$ Amount
Collections	21,805,937.26
Investment Earnings on Cash Accounts	21,780.90
Servicing Fee	(398,069.11)
Transfer to Collection Account	-
Available Funds	21,429,649.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,570,476.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	12,887,965.79
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,740,545.17

Total Distributions of Available Funds	21,429,649.05

Servicing Fee	398,069.11
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 11/15/24	437,679,558.27
Principal Paid	17,926,141.01
Note Balance @ 12/16/24	419,753,417.26

Class A-1
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-2a
Note Balance @ 11/15/24	10,406,711.74
Principal Paid	10,406,711.74
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-2b
Note Balance @ 11/15/24	4,432,846.53
Principal Paid	4,432,846.53
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-3
Note Balance @ 11/15/24	279,880,000.00
Principal Paid	3,086,582.74
Note Balance @ 12/16/24	276,793,417.26
Note Factor @ 12/16/24	98.8971764%

Class A-4
Note Balance @ 11/15/24	97,610,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	97,610,000.00
Note Factor @ 12/16/24	100.0000000%

Class B
Note Balance @ 11/15/24	30,230,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	30,230,000.00
Note Factor @ 12/16/24	100.0000000%

Class C
Note Balance @ 11/15/24	15,120,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	15,120,000.00
Note Factor @ 12/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,762,962.87
Total Principal Paid	17,926,141.01
Total Paid	19,689,103.88

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	44,922.31
Principal Paid	10,406,711.74
Total Paid to A-2a Holders	10,451,634.05

Class A-2b
SOFR Rate	4.80563%
Coupon	5.23563%
Interest Paid	19,985.31
Principal Paid	4,432,846.53
Total Paid to A-2b Holders	4,452,831.84

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	3,086,582.74
Total Paid to A-3 Holders	4,213,099.74

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.7496133
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.7904003
Total Distribution Amount	19.5400136

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1739557
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	40.2986049
Total A-2a Distribution Amount	40.4725606

A-2b Interest Distribution Amount	0.1816846
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	40.2986048
Total A-2b Distribution Amount	40.4802894

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	11.0282362
Total A-3 Distribution Amount	15.0532362

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	718.95
Noteholders' Principal Distributable Amount	281.05

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/24	5,038,175.22
Investment Earnings	18,841.22
Investment Earnings Paid	(18,841.22)
Deposit/(Withdrawal)	-
Balance as of 12/16/24	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,676,252.77	7,137,902.31	2,602,805.39
Number of Extensions	130	252	93
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	1.43%	0.50%